SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL [Abstract]
Schedule of Stock Option Activity
	Year ended December 31
	2017		2016		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	416,432	4.24	487,432	5.12	137,855	2.64
Granted	-	-	67,833	2.82	500,530	5.80
Exercised	(20,000)	0.64	(8,383)	1.53	(65,411)	3.10
Canceled and forfeited	(64,772)	6.42	(130,500)	6.96	(85,542)	6.64
Outstanding at end of year	331,660	4.03	416,432	4.24	487,432	5.12
Exercisable at end of year	236,277	3.67	186,253	4.14	95,709	4.81

Schedule of Stock-Based Compensation Charge
	Year ended December 31,
	2017	2016	2015
	$	$	$

Cost of revenues	217	266	264
Research and development expenses	155	207	311
Selling and marketing expenses	183	292	249
General and administrative expenses	76	159	705

	631	924	1,529

Schedule of Options Outstanding and Exercisable
	Options outstanding				Options Exercisable
Range of exercise price	Number outstanding as of December 31, 2017	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Number outstanding as of December 31, 2017	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
$			$	$			$	$
0.00-0.85	77,512	4.28	0.69	249,217	77,512	4.28	0.69	249,217
3.00-5.00	198,148	1.32	4.00	71,941	124,265	1.15	4.12	37,164
7.00-10.00	56,000	1.98	8.75	-	34,500	1.90	8.75	-
	331,660	2.12	4.03	321,158	236,277	2.29	3.67	286,381

Schedule of Nonvested Option Activity
	Options	Weighted– average grant-date fair value

Non-vested as of December 31, 2016	230,179	6.17
Granted	-	-
Vested	(98,796)	5.44
Forfeited and canceled	(36,000)	6.38
Non-vested as of December 31, 2017	95,383	6.84

Schedule of Warrant Activity
	Year ended December 31,
	2017		2016		2015
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	-	-	4,000	20.00	4,000	20.00
Granted	-	-	-	-	48,055	0.38
Exercised	-	-	-	-	(48,055)	0.38
Canceled and forfeited	-	-	(4,000)	20.00	-	-
Outstanding at end of year	-	-	-	-	4,000	20.00
Exercisable at end of year	-	-	-	-	4,000	20.00